Document and Entity Information	12 Months Ended
Jun. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jan 31, 2013
Registrant Name	COLUMBIA FUNDS SERIES TRUST
Central Index Key	0001097519
Amendment Flag	false
Document Creation Date	Jun 28, 2013
Document Effective Date	Jun 28, 2013
Prospectus Date	Jun 1, 2013

Supplement dated June 28, 2013
to the Prospectus of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Moderate Conservative Portfolio	06/01/2013
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Conservative Portfolio	06/01/2013
Columbia Capital Allocation Moderate Portfolio	06/01/2013
(each a “Fund,” together the “Funds”)
For Columbia Capital Allocation Conservative Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	03/04/2004
returns before taxes		3.69%	3.34%	4.14%
returns after taxes on distributions		2.45%	2.26%	2.93%
returns after taxes on distributions and sale of Fund shares		2.72%	2.28%	2.91%
Class B returns before taxes	03/04/2004	3.08%	3.20%	3.92%
Class C returns before taxes	03/04/2004	7.05%	3.59%	3.93%
Class K returns before taxes	03/04/2004	9.04%	4.49%	4.88%
Class R returns before taxes	09/27/2010	8.59%	4.14%	4.50%
Class Z returns before taxes	09/27/2010	9.01%	4.46%	4.78%
Blended Index (66% Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% Citigroup 3-Month T-Bill Index, 5% MSCI EAFE Index (unhedged net) and 4% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)		6.76%	4.85%	5.20% (a)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.20%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	4.93%

(a) As of February 29, 2004.
On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.
The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index (Gross) are no longer included as standalone benchmarks for Fund performance comparison purposes.
For Columbia Capital Allocation Moderate Conservative Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	10/15/1996
returns before taxes		4.08%	3.67%	5.85%
returns after taxes on distributions		2.80%	2.48%	4.53%
returns after taxes on distributions and sale of Fund shares		3.23%	2.53%	4.41%
Class B returns before taxes	08/07/1997	4.55%	3.76%	5.67%
Class C returns before taxes	10/15/1996	8.61%	4.11%	5.68%
Class R returns before taxes	01/23/2006	10.14%	4.65%	6.22%
Class R4 returns before taxes	11/08/2012	10.42%	4.89%	6.47%
Class R5 returns before taxes	11/08/2012	10.45%	4.90%	6.48%
Class Z returns before taxes	10/15/1996	10.71%	5.13%	6.73%
Blended Index (55.5% Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (unhedged net), 5% Citigroup 3-Month T-Bill Index and 4.5% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)		8.93%	4.47%	6.50%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.18%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	7.68%

On June 20, 2013, the Fund added a Blended Index for Fund performance comparison purposes. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the Blended Index provides a more appropriate basis for comparing the Fund’s performance. Effective as of the same date, the S&P 500 Index will no longer be a benchmark for the Fund’s performance. Information on the S&P 500 Index will be included only for a one-year transition period.
For Columbia Capital Allocation Moderate Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	03/04/2004
returns before taxes		5.46%	2.49%	4.87%
returns after taxes on distributions		4.68%	1.64%	3.71%
returns after taxes on distributions and sale of Fund shares		3.72%	1.63%	3.60%
Class B returns before taxes	03/04/2004	6.05%	2.57%	4.78%
Class C returns before taxes	03/04/2004	10.01%	2.93%	4.79%
Class K returns before taxes	03/04/2004	12.01%	3.89%	5.79%
Class R returns before taxes	09/27/2010	11.62%	3.47%	5.33%
Class Z returns before taxes	09/27/2010	12.05%	3.83%	5.64%
Blended Index (42.5% Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (unhedged net), 7.5% Barclays High Yield Corporate Bond Index and 2% MSCI Emerging Markets Index (net)) (reflects no deduction for fees, expenses or taxes)		11.41%	4.17%	5.87%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	4.93%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.20%

On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.
The MSCI EAFE Index (Gross) is no longer included as a standalone benchmark for Fund performance comparison purposes.
For Columbia Capital Allocation Moderate Aggressive Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	10/15/1996
returns before taxes		5.98%	2.50%	7.07%
returns after taxes on distributions		5.12%	1.54%	5.99%
returns after taxes on distributions and sale of Fund shares		4.59%	1.77%	5.75%
Class B returns before taxes	08/13/1997	6.58%	2.59%	6.90%
Class C returns before taxes	10/15/1996	10.62%	2.93%	6.91%
Class R returns before taxes	01/23/2006	12.16%	3.47%	7.44%
Class R4 returns before taxes	11/08/2012	12.40%	3.72%	7.71%
Class R5 returns before taxes	11/08/2012	12.43%	3.73%	7.71%
Class T returns before taxes	03/07/2011	6.02%	2.45%	7.02%
Class Z returns before taxes	10/15/1996	12.72%	4.01%	7.99%
Blended Index (49% Russell 3000 Index, 28.5% Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (unhedged net), 6.5% Barclays High Yield Corporate Bond Index and 4% MSCI Emerging Markets Index (net)) (reflects no deduction for fees, expenses or taxes)		13.19%	3.38%	7.93%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	7.68%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.18%

On June 20, 2013, the Fund added a Blended Index for Fund performance comparison purposes. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the Blended Index provides a more appropriate basis for comparing the Fund’s performance. Effective as of the same date, the S&P 500 Index will no longer be a benchmark for the Fund’s performance. Information on the S&P 500 Index will be included only for a one-year transition period.
For Columbia Capital Allocation Aggressive Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	03/04/2004
returns before taxes		7.98%	0.28%	4.32%
returns after taxes on distributions		7.72%	-0.17%	3.39%
returns after taxes on distributions and sale of Fund shares		5.48%	0.01%	3.35%
Class B returns before taxes	03/04/2004	8.70%	0.31%	4.22%
Class C returns before taxes	03/04/2004	12.75%	0.72%	4.22%
Class K returns before taxes	03/04/2004	14.64%	1.68%	5.22%
Class R returns before taxes	09/27/2010	14.27%	1.27%	4.80%
Class Z returns before taxes	09/27/2010	14.88%	1.62%	5.10%
Blended Index (60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (unhedged net), 6% MSCI Emerging Markets Index (net) and 5% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)		14.91%	2.43%	5.87%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	4.93%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.20%

On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.
The MSCI EAFE Index (Gross) is no longer included as a standalone benchmark for Fund performance comparison purposes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jun 1, 2013
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated June 28, 2013
to the Prospectus of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Moderate Conservative Portfolio	06/01/2013
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Conservative Portfolio	06/01/2013
Columbia Capital Allocation Moderate Portfolio	06/01/2013
(each a “Fund,” together the “Funds”)
For Columbia Capital Allocation Conservative Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	03/04/2004
returns before taxes		3.69%	3.34%	4.14%
returns after taxes on distributions		2.45%	2.26%	2.93%
returns after taxes on distributions and sale of Fund shares		2.72%	2.28%	2.91%
Class B returns before taxes	03/04/2004	3.08%	3.20%	3.92%
Class C returns before taxes	03/04/2004	7.05%	3.59%	3.93%
Class K returns before taxes	03/04/2004	9.04%	4.49%	4.88%
Class R returns before taxes	09/27/2010	8.59%	4.14%	4.50%
Class Z returns before taxes	09/27/2010	9.01%	4.46%	4.78%
Blended Index (66% Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% Citigroup 3-Month T-Bill Index, 5% MSCI EAFE Index (unhedged net) and 4% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)		6.76%	4.85%	5.20% (a)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.20%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	4.93%

(a) As of February 29, 2004.
On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.
The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index (Gross) are no longer included as standalone benchmarks for Fund performance comparison purposes.
For Columbia Capital Allocation Moderate Conservative Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	10/15/1996
returns before taxes		4.08%	3.67%	5.85%
returns after taxes on distributions		2.80%	2.48%	4.53%
returns after taxes on distributions and sale of Fund shares		3.23%	2.53%	4.41%
Class B returns before taxes	08/07/1997	4.55%	3.76%	5.67%
Class C returns before taxes	10/15/1996	8.61%	4.11%	5.68%
Class R returns before taxes	01/23/2006	10.14%	4.65%	6.22%
Class R4 returns before taxes	11/08/2012	10.42%	4.89%	6.47%
Class R5 returns before taxes	11/08/2012	10.45%	4.90%	6.48%
Class Z returns before taxes	10/15/1996	10.71%	5.13%	6.73%
Blended Index (55.5% Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (unhedged net), 5% Citigroup 3-Month T-Bill Index and 4.5% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)		8.93%	4.47%	6.50%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.18%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	7.68%

On June 20, 2013, the Fund added a Blended Index for Fund performance comparison purposes. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the Blended Index provides a more appropriate basis for comparing the Fund’s performance. Effective as of the same date, the S&P 500 Index will no longer be a benchmark for the Fund’s performance. Information on the S&P 500 Index will be included only for a one-year transition period.
For Columbia Capital Allocation Moderate Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	03/04/2004
returns before taxes		5.46%	2.49%	4.87%
returns after taxes on distributions		4.68%	1.64%	3.71%
returns after taxes on distributions and sale of Fund shares		3.72%	1.63%	3.60%
Class B returns before taxes	03/04/2004	6.05%	2.57%	4.78%
Class C returns before taxes	03/04/2004	10.01%	2.93%	4.79%
Class K returns before taxes	03/04/2004	12.01%	3.89%	5.79%
Class R returns before taxes	09/27/2010	11.62%	3.47%	5.33%
Class Z returns before taxes	09/27/2010	12.05%	3.83%	5.64%
Blended Index (42.5% Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (unhedged net), 7.5% Barclays High Yield Corporate Bond Index and 2% MSCI Emerging Markets Index (net)) (reflects no deduction for fees, expenses or taxes)		11.41%	4.17%	5.87%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	4.93%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.20%

On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.
The MSCI EAFE Index (Gross) is no longer included as a standalone benchmark for Fund performance comparison purposes.
For Columbia Capital Allocation Moderate Aggressive Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	10/15/1996
returns before taxes		5.98%	2.50%	7.07%
returns after taxes on distributions		5.12%	1.54%	5.99%
returns after taxes on distributions and sale of Fund shares		4.59%	1.77%	5.75%
Class B returns before taxes	08/13/1997	6.58%	2.59%	6.90%
Class C returns before taxes	10/15/1996	10.62%	2.93%	6.91%
Class R returns before taxes	01/23/2006	12.16%	3.47%	7.44%
Class R4 returns before taxes	11/08/2012	12.40%	3.72%	7.71%
Class R5 returns before taxes	11/08/2012	12.43%	3.73%	7.71%
Class T returns before taxes	03/07/2011	6.02%	2.45%	7.02%
Class Z returns before taxes	10/15/1996	12.72%	4.01%	7.99%
Blended Index (49% Russell 3000 Index, 28.5% Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (unhedged net), 6.5% Barclays High Yield Corporate Bond Index and 4% MSCI Emerging Markets Index (net)) (reflects no deduction for fees, expenses or taxes)		13.19%	3.38%	7.93%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	7.68%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.18%

On June 20, 2013, the Fund added a Blended Index for Fund performance comparison purposes. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the Blended Index provides a more appropriate basis for comparing the Fund’s performance. Effective as of the same date, the S&P 500 Index will no longer be a benchmark for the Fund’s performance. Information on the S&P 500 Index will be included only for a one-year transition period.
For Columbia Capital Allocation Aggressive Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	03/04/2004
returns before taxes		7.98%	0.28%	4.32%
returns after taxes on distributions		7.72%	-0.17%	3.39%
returns after taxes on distributions and sale of Fund shares		5.48%	0.01%	3.35%
Class B returns before taxes	03/04/2004	8.70%	0.31%	4.22%
Class C returns before taxes	03/04/2004	12.75%	0.72%	4.22%
Class K returns before taxes	03/04/2004	14.64%	1.68%	5.22%
Class R returns before taxes	09/27/2010	14.27%	1.27%	4.80%
Class Z returns before taxes	09/27/2010	14.88%	1.62%	5.10%
Blended Index (60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (unhedged net), 6% MSCI Emerging Markets Index (net) and 5% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)		14.91%	2.43%	5.87%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	4.93%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.20%

On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.
The MSCI EAFE Index (Gross) is no longer included as a standalone benchmark for Fund performance comparison purposes.

COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated June 28, 2013
to the Prospectus of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Moderate Conservative Portfolio	06/01/2013
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Conservative Portfolio	06/01/2013
Columbia Capital Allocation Moderate Portfolio	06/01/2013
(each a “Fund,” together the “Funds”)
For Columbia Capital Allocation Moderate Conservative Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	10/15/1996
returns before taxes		4.08%	3.67%	5.85%
returns after taxes on distributions		2.80%	2.48%	4.53%
returns after taxes on distributions and sale of Fund shares		3.23%	2.53%	4.41%
Class B returns before taxes	08/07/1997	4.55%	3.76%	5.67%
Class C returns before taxes	10/15/1996	8.61%	4.11%	5.68%
Class R returns before taxes	01/23/2006	10.14%	4.65%	6.22%
Class R4 returns before taxes	11/08/2012	10.42%	4.89%	6.47%
Class R5 returns before taxes	11/08/2012	10.45%	4.90%	6.48%
Class Z returns before taxes	10/15/1996	10.71%	5.13%	6.73%
Blended Index (55.5% Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (unhedged net), 5% Citigroup 3-Month T-Bill Index and 4.5% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)		8.93%	4.47%	6.50%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.18%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	7.68%

On June 20, 2013, the Fund added a Blended Index for Fund performance comparison purposes. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the Blended Index provides a more appropriate basis for comparing the Fund’s performance. Effective as of the same date, the S&P 500 Index will no longer be a benchmark for the Fund’s performance. Information on the S&P 500 Index will be included only for a one-year transition period.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 20, 2013, the Fund added a Blended Index for Fund performance comparison purposes. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the Blended Index provides a more appropriate basis for comparing the Fund’s performance. Effective as of the same date, the S&P 500 Index will no longer be a benchmark for the Fund’s performance. Information on the S&P 500 Index will be included only for a one-year transition period.
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	5.85%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 1996
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.55%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	5.67%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 7, 1997
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.61%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	5.68%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 1996
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 23, 2006
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.42%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	6.47%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.45%
5 Years	rr_AverageAnnualReturnYear05	4.90%
10 Years	rr_AverageAnnualReturnYear10	6.48%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.71%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	6.73%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 1996
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	4.53%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 1996
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.23%
5 Years	rr_AverageAnnualReturnYear05	2.53%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 1996
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio | Blended Index (55.5% Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (unhedged net), 5% Citigroup 3- Month T-Bill Index and 4.5% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.93%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.50%
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated June 28, 2013
to the Prospectus of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Moderate Conservative Portfolio	06/01/2013
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Conservative Portfolio	06/01/2013
Columbia Capital Allocation Moderate Portfolio	06/01/2013
(each a “Fund,” together the “Funds”)
For Columbia Capital Allocation Moderate Aggressive Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	10/15/1996
returns before taxes		5.98%	2.50%	7.07%
returns after taxes on distributions		5.12%	1.54%	5.99%
returns after taxes on distributions and sale of Fund shares		4.59%	1.77%	5.75%
Class B returns before taxes	08/13/1997	6.58%	2.59%	6.90%
Class C returns before taxes	10/15/1996	10.62%	2.93%	6.91%
Class R returns before taxes	01/23/2006	12.16%	3.47%	7.44%
Class R4 returns before taxes	11/08/2012	12.40%	3.72%	7.71%
Class R5 returns before taxes	11/08/2012	12.43%	3.73%	7.71%
Class T returns before taxes	03/07/2011	6.02%	2.45%	7.02%
Class Z returns before taxes	10/15/1996	12.72%	4.01%	7.99%
Blended Index (49% Russell 3000 Index, 28.5% Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (unhedged net), 6.5% Barclays High Yield Corporate Bond Index and 4% MSCI Emerging Markets Index (net)) (reflects no deduction for fees, expenses or taxes)		13.19%	3.38%	7.93%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	7.68%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.18%

On June 20, 2013, the Fund added a Blended Index for Fund performance comparison purposes. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the Blended Index provides a more appropriate basis for comparing the Fund’s performance. Effective as of the same date, the S&P 500 Index will no longer be a benchmark for the Fund’s performance. Information on the S&P 500 Index will be included only for a one-year transition period.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 20, 2013, the Fund added a Blended Index for Fund performance comparison purposes. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the Blended Index provides a more appropriate basis for comparing the Fund’s performance. Effective as of the same date, the S&P 500 Index will no longer be a benchmark for the Fund’s performance. Information on the S&P 500 Index will be included only for a one-year transition period.
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	7.07%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 1996
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.58%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	6.90%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 13, 1997
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10	6.91%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 1996
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.16%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	7.44%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 23, 2006
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.40%
5 Years	rr_AverageAnnualReturnYear05	3.72%
10 Years	rr_AverageAnnualReturnYear10	7.71%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.43%
5 Years	rr_AverageAnnualReturnYear05	3.73%
10 Years	rr_AverageAnnualReturnYear10	7.71%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.02%
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2011
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	7.99%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 1996
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	5.99%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 1996
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.59%
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	5.75%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 1996
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | Blended Index (49% Russell 3000 Index, 28.5% Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (unhedged net), 6.5% Barclays High Yield Corporate Bond Index and 4% MSCI Emerging Markets Index (net)) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	7.93%
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated June 28, 2013
to the Prospectus of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Moderate Conservative Portfolio	06/01/2013
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Conservative Portfolio	06/01/2013
Columbia Capital Allocation Moderate Portfolio	06/01/2013
(each a “Fund,” together the “Funds”)
For Columbia Capital Allocation Conservative Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	03/04/2004
returns before taxes		3.69%	3.34%	4.14%
returns after taxes on distributions		2.45%	2.26%	2.93%
returns after taxes on distributions and sale of Fund shares		2.72%	2.28%	2.91%
Class B returns before taxes	03/04/2004	3.08%	3.20%	3.92%
Class C returns before taxes	03/04/2004	7.05%	3.59%	3.93%
Class K returns before taxes	03/04/2004	9.04%	4.49%	4.88%
Class R returns before taxes	09/27/2010	8.59%	4.14%	4.50%
Class Z returns before taxes	09/27/2010	9.01%	4.46%	4.78%
Blended Index (66% Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% Citigroup 3-Month T-Bill Index, 5% MSCI EAFE Index (unhedged net) and 4% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)		6.76%	4.85%	5.20% (a)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.20%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	4.93%

(a) As of February 29, 2004.
On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.
The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index (Gross) are no longer included as standalone benchmarks for Fund performance comparison purposes.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.

		The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index (Gross) are no longer included as standalone benchmarks for Fund performance comparison purposes.
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.69%
5 Years	rr_AverageAnnualReturnYear05	3.34%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.14%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.08%
5 Years	rr_AverageAnnualReturnYear05	3.20%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.05%
5 Years	rr_AverageAnnualReturnYear05	3.59%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.93%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.04%
5 Years	rr_AverageAnnualReturnYear05	4.49%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.88%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.59%
5 Years	rr_AverageAnnualReturnYear05	4.14%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.50%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.01%
5 Years	rr_AverageAnnualReturnYear05	4.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.78%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.45%
5 Years	rr_AverageAnnualReturnYear05	2.26%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.93%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.72%
5 Years	rr_AverageAnnualReturnYear05	2.28%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.91%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio | Blended Index (66% Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% Citigroup 3-Month T-Bill Index, 5% MSCI EAFE Index (unhedged net) and 4% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.76%
5 Years	rr_AverageAnnualReturnYear05	4.85%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.20% [1]
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.93%
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.20%
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated June 28, 2013
to the Prospectus of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Moderate Conservative Portfolio	06/01/2013
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Conservative Portfolio	06/01/2013
Columbia Capital Allocation Moderate Portfolio	06/01/2013
(each a “Fund,” together the “Funds”)
For Columbia Capital Allocation Moderate Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	03/04/2004
returns before taxes		5.46%	2.49%	4.87%
returns after taxes on distributions		4.68%	1.64%	3.71%
returns after taxes on distributions and sale of Fund shares		3.72%	1.63%	3.60%
Class B returns before taxes	03/04/2004	6.05%	2.57%	4.78%
Class C returns before taxes	03/04/2004	10.01%	2.93%	4.79%
Class K returns before taxes	03/04/2004	12.01%	3.89%	5.79%
Class R returns before taxes	09/27/2010	11.62%	3.47%	5.33%
Class Z returns before taxes	09/27/2010	12.05%	3.83%	5.64%
Blended Index (42.5% Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (unhedged net), 7.5% Barclays High Yield Corporate Bond Index and 2% MSCI Emerging Markets Index (net)) (reflects no deduction for fees, expenses or taxes)		11.41%	4.17%	5.87%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	4.93%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.20%

On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.
The MSCI EAFE Index (Gross) is no longer included as a standalone benchmark for Fund performance comparison purposes.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.

		The MSCI EAFE Index (Gross) is no longer included as a standalone benchmark for Fund performance comparison purposes.
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.46%
5 Years	rr_AverageAnnualReturnYear05	2.49%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.87%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.05%
5 Years	rr_AverageAnnualReturnYear05	2.57%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.78%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05	2.93%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.79%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.01%
5 Years	rr_AverageAnnualReturnYear05	3.89%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.79%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.62%
5 Years	rr_AverageAnnualReturnYear05	3.47%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.33%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.05%
5 Years	rr_AverageAnnualReturnYear05	3.83%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.64%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	1.64%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.71%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.72%
5 Years	rr_AverageAnnualReturnYear05	1.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.60%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio | Blended Index (42.5% Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (unhedged net), 7.5% Barclays High Yield Corporate Bond Index and 2% MSCI Emerging Markets Index (net)) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.41%
5 Years	rr_AverageAnnualReturnYear05	4.17%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.87%
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.93%
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.20%
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated June 28, 2013
to the Prospectus of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Moderate Conservative Portfolio	06/01/2013
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Conservative Portfolio	06/01/2013
Columbia Capital Allocation Moderate Portfolio	06/01/2013
(each a “Fund,” together the “Funds”)
For Columbia Capital Allocation Aggressive Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	03/04/2004
returns before taxes		7.98%	0.28%	4.32%
returns after taxes on distributions		7.72%	-0.17%	3.39%
returns after taxes on distributions and sale of Fund shares		5.48%	0.01%	3.35%
Class B returns before taxes	03/04/2004	8.70%	0.31%	4.22%
Class C returns before taxes	03/04/2004	12.75%	0.72%	4.22%
Class K returns before taxes	03/04/2004	14.64%	1.68%	5.22%
Class R returns before taxes	09/27/2010	14.27%	1.27%	4.80%
Class Z returns before taxes	09/27/2010	14.88%	1.62%	5.10%
Blended Index (60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (unhedged net), 6% MSCI Emerging Markets Index (net) and 5% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)		14.91%	2.43%	5.87%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	4.93%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.20%

On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.
The MSCI EAFE Index (Gross) is no longer included as a standalone benchmark for Fund performance comparison purposes.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.

		The MSCI EAFE Index (Gross) is no longer included as a standalone benchmark for Fund performance comparison purposes.
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.98%
5 Years	rr_AverageAnnualReturnYear05	0.28%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.32%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.70%
5 Years	rr_AverageAnnualReturnYear05	0.31%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.22%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	0.72%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.22%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.64%
5 Years	rr_AverageAnnualReturnYear05	1.68%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.22%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.27%
5 Years	rr_AverageAnnualReturnYear05	1.27%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.80%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.88%
5 Years	rr_AverageAnnualReturnYear05	1.62%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.10%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	(0.17%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.39%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.48%
5 Years	rr_AverageAnnualReturnYear05	0.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.35%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio | Blended Index (60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (unhedged net), 6% MSCI Emerging Markets Index (net) and 5% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.91%
5 Years	rr_AverageAnnualReturnYear05	2.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.87%
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.93%
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.20%

[1]	a) As of February 29, 2004.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jun 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2013